Share of results in associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share of results in associates
Loss in associates (Note 15)	$ (629)	$ (1,667)	$ (1,416)
Total share of loss in associates	$ (629)	$ (1,667)	$ (1,416)